FAIR VALUE MEASURMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASURMENTS [Abstract]
FAIR VALUE MEASUREMENTS:

NOTE 3 – FAIR VALUE MEASURMENTS

The Company's assets and liabilities that are measured at fair value as of December 31, 2014 and 2013 are classified in the tables below in one of the three categories described in note 2p above:

	December 31, 2014
	Level 1	Level 3	Total
Marketable securities	$7,062	-	7,062
	December 31, 2013
	Level 1	Level 3	Total
Marketable securities	$561	-	$561
Embedded derivatives*	-	$1,529	$1,529

*	The embedded derivatives were presented in the Company's balance sheets on a combined basis with the related host contract (the convertible loans).

The fair value of each of the embedded derivatives described in Note 8(b) was determined based on the following assumptions:

December 31
2013
Time to automatic conversion event (years)	0.5
Probability of event	65%-70%
Discount rate	21%
Conversion ratio (weighted)	0.65-0.75

The table below sets forth a summary of the changes in the fair value of the Company's financial liabilities classified as Level 3 (the derivative embedded in the convertible loans):

	December 31, 2014
	Warrants*	Embedded derivatives**
Balance at beginning of year	$-	$1,529
Warrants issued during the period	2,129	-
Changes in fair value during the period	6,365	680
Conversion of convertible loans	-	(2,209)
Conversion of warrants from preferred A warrants into Ordinary Share warrants	(8,494)	-
Balance at end of year	$-	$-

*
On September 17, 2014, as part of the Company's initial public offering all preferred A shares were converted into ordinary shares (see Note 9). As a result, all outstanding warrants to purchase Preferred A shares (see Note 9c) were transformed on that date (“the Conversion Date”) in accordance with their original terms, to warrants to purchase ordinary shares. Based on relevant accounting principles, these warrants are considered equity instruments. Accordingly, on the Conversion Date, those warrants ceased to be accounted for as a liability and were recorded as equity.
The fair value of each of the warrants, on the Conversion Date, was determined by using the Black-Scholes model. The underlying data used for computing the fair value of the warrants were mainly as follows: $6 value of ordinary shares, 0% Dividend yield, 1.45% risk free interest rate, 65% expected volatility and 3.6 years expected term.

**

As the convertible loans have been automatically converted on May 12, 2014 the change in fair value of the embedded derivative represents the difference between the carrying amount of the embedded as of December 31, 2013 and their original amount which have been recorded within the finance expenses. See note 8b.

2013
Embedded derivatives
Balance at beginning of year	$550
Derivatives embedded in loans received during the year	215
Changes in fair value during the period	764
Balance at end of year	$1,529